Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	BURNHAM INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000030126
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
Burnham Fund | Class A, C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation, mainly long term.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is generally of lesser importance, meaning that it is a secondary goal.
FEES AND EXPENSES OF THE FUND	bit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 26 of this prospectus and the “Purchase and Redemption of Shares” section on page 23 of the funds’ Statement of Additional Information (the “SAI”).
Expense Breakpoint Discounts	bit_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 26 of this prospectus and the “Purchase and Redemption of Shares” section on page 23 of the funds’ Statement of Additional Information (the “SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fee Table Shareholder Fees (paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The ratios of Annual Fund Operating Expenses in this table do not match those found in the “Financial Highlights” section of this prospectus (the “Expense Ratios”) because the Expense Ratios reflect the current operating expenses of the fund and do not include ratios of acquired fund fees and expenses, which are expenses incurred indirectly by the fund as a result of its investment in other funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
PORTFOLIO TURNOVER	bit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goals by investing in a diverse portfolio primarily consisting of common stocks.

The fund invests in large-capitalization stocks (i.e., companies with a capitalization generally of $12 billion or more, commonly known as “blue-chip”), which are usually issued by well-established companies. These companies generally maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large-capitalization companies historically have involved less market risk and lower long-term market returns.

In managing the fund’s stock portfolio, the adviser uses sector research, which focuses on selecting the industries the fund will invest in (e.g., top-down research). The fund seeks to reduce risk by diversifying across many different industries and economic sectors. In selecting individual stocks, the adviser looks for companies that appear to have the following characteristics:

• Potential for sustained operating and revenue growth

• Product leadership and strong management teams that focus on enhancing shareholder value

• Companies with histories of paying regular dividends

• Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash or short-term debt instruments. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risk of investing in the fund is a downturn in the stock market, and particularly in stocks of large-capitalization companies.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes – large-capitalization stocks or particular sectors – fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
PAST PERFORMANCE	bit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each of the last ten calendar years. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual total returns of the fund’s Class A shares for each of the last ten calendar years.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-874-3863
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Return for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 14.17% in 2nd Quarter of 2009 Worst Quarter: (20.20)% in 4th Quarter of 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, and 1- and 5-year periods and since inception for Class C shares, compared to those of recognized U.S. common stock and bond indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns Class C shares will vary.
Burnham Fund | Class A, C Shares | Class A
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.55%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[1],[2]
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Recoupment	rr_NetExpensesOverAssets	1.41%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	636
3 years	rr_ExpenseExampleYear03	924
5 years	rr_ExpenseExampleYear05	1,233
10 years	rr_ExpenseExampleYear10	2,106
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 year	rr_ExpenseExampleNoRedemptionYear01	636
3 years	rr_ExpenseExampleNoRedemptionYear03	924
5 years	rr_ExpenseExampleNoRedemptionYear05	1,233
10 years	rr_ExpenseExampleNoRedemptionYear10	2,106
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.14%)
2003	rr_AnnualReturn2003	21.60%
2004	rr_AnnualReturn2004	7.01%
2005	rr_AnnualReturn2005	5.55%
2006	rr_AnnualReturn2006	8.11%
2007	rr_AnnualReturn2007	15.31%
2008	rr_AnnualReturn2008	(38.30%)
2009	rr_AnnualReturn2009	31.11%
2010	rr_AnnualReturn2010	22.45%
2011	rr_AnnualReturn2011	5.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Burnham Fund | Class A, C Shares | Class C
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[1],[2]
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Recoupment	rr_NetExpensesOverAssets	2.15%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C with redemption
1 year	rr_ExpenseExampleYear01	218
3 years	rr_ExpenseExampleYear03	673
5 years	rr_ExpenseExampleYear05	1,154
10 years	rr_ExpenseExampleYear10	2,483
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C without redemption
1 year	rr_ExpenseExampleNoRedemptionYear01	318
3 years	rr_ExpenseExampleNoRedemptionYear03	673
5 years	rr_ExpenseExampleNoRedemptionYear05	1,154
10 years	rr_ExpenseExampleNoRedemptionYear10	2,483
Burnham Fund | Class A, C Shares | Total Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Total Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	5.40%
5 years	rr_AverageAnnualReturnYear05	3.78%
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Burnham Fund | Class A, C Shares | Total Return Before Taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS C SHARES
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	4.64%
5 years	rr_AverageAnnualReturnYear05	3.02%
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception date:	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
Burnham Fund | Class A, C Shares | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 year	rr_AverageAnnualReturnYear01	(0.49%)	[3]
5 years	rr_AverageAnnualReturnYear05	2.39%	[3]
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	2.04%	[3]
Burnham Fund | Class A, C Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	0.87%	[3]
5 years	rr_AverageAnnualReturnYear05	2.29%	[3]
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	2.13%	[3]
Burnham Fund | Class A, C Shares | Standard & Poor's 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Burnham Fund | Class A, C Shares | Morningstar Large Cap Blend Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Large Cap Blend Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.27%)
5 years	rr_AverageAnnualReturnYear05	(1.00%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Burnham Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation, mainly long term.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is generally of lesser importance, meaning that it is a secondary goal.
FEES AND EXPENSES OF THE FUND	bit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fee Table Shareholder Fees (paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER	bit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goals by investing in a diverse portfolio primarily consisting of common stocks.

The fund invests in large-capitalization stocks (i.e., companies with a capitalization generally of $12 billion or more, commonly known as “blue-chip”), which are usually issued by well-established companies. These companies generally maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large-capitalization companies historically have involved less market risk and lower long-term market returns.

In managing the fund’s stock portfolio, the adviser uses sector research, which focuses on selecting the industries the fund will invest in (e.g., top-down research). The fund seeks to reduce risk by diversifying across many different industries and economic sectors. In selecting individual stocks, the adviser looks for companies that appear to have the following characteristics:

• Potential for sustained operating and revenue growth

• Product leadership and strong management teams that focus on enhancing shareholder value

• Companies with histories of paying regular dividends

• Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash or short-term debt instruments. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risk of investing in the fund is a downturn in the stock market, and particularly in stocks of large-capitalization companies.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes – large-capitalization stocks or particular sectors – fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
PAST PERFORMANCE	bit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each of the last ten calendar years. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The Class I shares are not subject to any sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The chart and table provide some indication of the risks of investing in the fund. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual total returns of the fund’s Class A shares for each of the last ten calendar years.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-874-3863
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Return For Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 14.17% in 2nd quarter of 2009 Worst Quarter: (20.20)% in 4th quarter of 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, compared to those of recognized U.S. common stock and bond indices. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares participate in the fund’s portfolio. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses. The Class I shares are not subject to any sales charges.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses.
Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class I shares will vary.
Burnham Fund | Class I Shares | Class A
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(23.14%)
2003	rr_AnnualReturn2003	21.60%
2004	rr_AnnualReturn2004	7.01%
2005	rr_AnnualReturn2005	5.55%
2006	rr_AnnualReturn2006	8.11%
2007	rr_AnnualReturn2007	15.31%
2008	rr_AnnualReturn2008	(38.30%)
2009	rr_AnnualReturn2009	31.11%
2010	rr_AnnualReturn2010	22.45%
2011	rr_AnnualReturn2011	5.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Burnham Fund | Class I Shares | Class I
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[5]
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Expense Recoupment	rr_NetExpensesOverAssets	0.99%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	547
10 years	rr_ExpenseExampleYear10	1,213
Burnham Fund | Class I Shares | Total Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Total Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	5.40%
5 years	rr_AverageAnnualReturnYear05	3.78%
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Burnham Fund | Class I Shares | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[6]
1 year	rr_AverageAnnualReturnYear01	(0.49%)	[6]
5 years	rr_AverageAnnualReturnYear05	2.39%	[6]
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	2.04%	[6]
Burnham Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[6]
1 year	rr_AverageAnnualReturnYear01	0.87%	[6]
5 years	rr_AverageAnnualReturnYear05	2.29%	[6]
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	2.13%	[6]
Burnham Fund | Class I Shares | Standard & Poor's 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Burnham Fund | Class I Shares | Morningstar Large Cap Blend Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Large Cap Blend Average(reflects no deduction of fees, expenses or taxes)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.27%)
5 years	rr_AverageAnnualReturnYear05	(1.00%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Burnham Financial Services Fund | Class A, C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Financial Services Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND	bit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 26 of this prospectus and the “Purchase and Redemption of Shares” section on page 23 of the funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	bit_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 26 of this prospectus and the “Purchase and Redemption of Shares” section on page 23 of the funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fee Table Shareholder Fees (paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
PORTFOLIO TURNOVER	bit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 129% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector. The fund may invest in companies of any size, but, under normal conditions, the fund invests primarily in financial services companies that have market capitalizations of less than $800 million (unlike the Burnham Financial Industries Fund, which is also described in this prospectus and invests primarily in financial services companies without regard to market capitalization). The fund considers all of the following as part of the financial services sector:

• Regional and money center banks

• Insurance companies

• Home, auto and other specialty finance companies

• Securities brokerage firms and electronic trading networks

• Investment management and advisory firms

• Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

• Thrift and savings banks

• Financial conglomerates

• Foreign financial services companies

• Electronic transaction processors for financial services companies

• Real estate investment trusts

• Depository institutions

• Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

Ordinarily, the fund’s portfolio will be invested primarily in common stocks.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes – mid and small-capitalization stocks or particular sectors – fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

• Small- and Mid-Capitalization Companies Risk – Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Such companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

• Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

• Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines. There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
PAST PERFORMANCE	bit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-874-3863
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Return for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.49% in the 2nd Quarter of 2009 Worst Quarter: (15.46)% in the 3rd Quarter of 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, and over 1- and 5-year periods and since inception for Class C shares, compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2011)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class C shares will vary.
Burnham Financial Services Fund | Class A, C Shares | Class A
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[7]
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Total Annual Fund Operating Expenses After Expense Recoupment	rr_NetExpensesOverAssets	1.80%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	674
3 years	rr_ExpenseExampleYear03	1,058
5 years	rr_ExpenseExampleYear05	1,466
10 years	rr_ExpenseExampleYear10	2,603
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 year	rr_ExpenseExampleNoRedemptionYear01	674
3 years	rr_ExpenseExampleNoRedemptionYear03	1,058
5 years	rr_ExpenseExampleNoRedemptionYear05	1,466
10 years	rr_ExpenseExampleNoRedemptionYear10	2,603
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	17.55%
2003	rr_AnnualReturn2003	40.66%
2004	rr_AnnualReturn2004	13.13%
2005	rr_AnnualReturn2005	0.37%
2006	rr_AnnualReturn2006	17.02%
2007	rr_AnnualReturn2007	(13.96%)
2008	rr_AnnualReturn2008	(14.78%)
2009	rr_AnnualReturn2009	18.90%
2010	rr_AnnualReturn2010	2.07%
2011	rr_AnnualReturn2011	(10.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Burnham Financial Services Fund | Class A, C Shares | Class C
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%	[7]
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[7]
Total Annual Fund Operating Expenses After Expense Recoupment	rr_NetExpensesOverAssets	2.55%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C with redemption
1 year	rr_ExpenseExampleYear01	258
3 years	rr_ExpenseExampleYear03	810
5 years	rr_ExpenseExampleYear05	1,388
10 years	rr_ExpenseExampleYear10	2,958
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C without redemption
1 year	rr_ExpenseExampleNoRedemptionYear01	358
3 years	rr_ExpenseExampleNoRedemptionYear03	810
5 years	rr_ExpenseExampleNoRedemptionYear05	1,388
10 years	rr_ExpenseExampleNoRedemptionYear10	2,958
Burnham Financial Services Fund | Class A, C Shares | Total Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Total Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	(10.34%)
5 years	rr_AverageAnnualReturnYear05	(4.42%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Burnham Financial Services Fund | Class A, C Shares | Total Return Before Taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS C SHARES
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	(11.02%)
5 years	rr_AverageAnnualReturnYear05	(5.12%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)
Inception date:	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Burnham Financial Services Fund | Class A, C Shares | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 year	rr_AverageAnnualReturnYear01	(14.83%)	[8]
5 years	rr_AverageAnnualReturnYear05	(5.91%)	[8]
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[8]
Burnham Financial Services Fund | Class A, C Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	(9.63%)	[8]
5 years	rr_AverageAnnualReturnYear05	(4.59%)	[8]
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	4.09%	[8]
Burnham Financial Services Fund | Class A, C Shares | NASDAQ Bank Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Bank Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(10.51%)
5 years	rr_AverageAnnualReturnYear05	(11.66%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Burnham Financial Services Fund | Class A, C Shares | Morningstar Financial Sector Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Financial Sector Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(15.12%)
5 years	rr_AverageAnnualReturnYear05	(10.18%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	(0.61%)
Burnham Financial Services Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Financial Services Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND	bit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fee Table Shareholder Fees (paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER	bit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 129% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector. The fund may invest in companies of any size, but, under normal conditions, the fund invests primarily in financial services companies that have market capitalizations of less than $800 million (unlike the Burnham Financial Industries Fund, which is also described in this prospectus and invests primarily in financial services companies without regard to market capitalization). The fund considers all of the following as part of the financial services sector:

• Regional and money center banks

• Insurance companies

• Home, auto and other specialty finance companies

• Securities brokerage firms and electronic trading networks

• Investment management and advisory firms

• Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

• Thrift and savings banks

• Financial conglomerates

• Foreign financial services companies

• Electronic transaction processors for financial services companies

• Real estate investment trusts

• Depository institutions

• Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

Ordinarily, the fund’s portfolio will be invested primarily in common stocks.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes — mid and small-capitalization stocks or particular sectors — fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

• Small- and Mid-Capitalization Companies Risk – Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Such companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

• Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

• Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines. There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
PAST PERFORMANCE	bit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the Fund. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The Class I shares are not subject to any sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The chart and table provide some indication of the risks of investing in the Fund. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-874-3863.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Return for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.49% in the 2nd-Quarter of 2009 Worst Quarter: (15.46)% in the 3rd Quarter of 2009
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The returns shown above are for Class A shares of the fund, which are not available through this prospectus. Class I annual returns would have been substantially similar to Class A annual returns because the classes are invested in the same portfolio of securities. Class I returns will be higher than Class A returns to the extent that Class I has lower expenses.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares, compared to those of recognized U.S. common stock indices. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares participate in the fund’s portfolio. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses. The Class I shares are not subject to any sales charges.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the Class A shares’ maximum sales charges and annual operating expenses. The Class I shares are not subject to any sales charges.
Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2011)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class I shares will vary.
Burnham Financial Services Fund | Class I Shares | Class A
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	17.55%
2003	rr_AnnualReturn2003	40.66%
2004	rr_AnnualReturn2004	13.13%
2005	rr_AnnualReturn2005	0.37%
2006	rr_AnnualReturn2006	17.02%
2007	rr_AnnualReturn2007	(13.96%)
2008	rr_AnnualReturn2008	(14.78%)
2009	rr_AnnualReturn2009	18.90%
2010	rr_AnnualReturn2010	2.07%
2011	rr_AnnualReturn2011	(10.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2009
Burnham Financial Services Fund | Class I Shares | Class I
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[9]
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Expense Recoupment	rr_NetExpensesOverAssets	1.41%	[9]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	144
3 years	rr_ExpenseExampleYear03	465
5 years	rr_ExpenseExampleYear05	810
10 years	rr_ExpenseExampleYear10	1,783
Burnham Financial Services Fund | Class I Shares | Total Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Total Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	(10.34%)
5 years	rr_AverageAnnualReturnYear05	(4.42%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Burnham Financial Services Fund | Class I Shares | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES	[8]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[8]
1 year	rr_AverageAnnualReturnYear01	(14.83%)	[8]
5 years	rr_AverageAnnualReturnYear05	(5.91%)	[8]
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[8]
Burnham Financial Services Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES	[8]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[8]
1 year	rr_AverageAnnualReturnYear01	(9.63%)	[8]
5 years	rr_AverageAnnualReturnYear05	(4.59%)	[8]
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	4.09%	[8]
Burnham Financial Services Fund | Class I Shares | NASDAQ Bank Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Bank Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(10.51%)
5 years	rr_AverageAnnualReturnYear05	(11.66%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Burnham Financial Services Fund | Class I Shares | Morningstar Financial Sector Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Financial Sector Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(15.12%)
5 years	rr_AverageAnnualReturnYear05	(10.18%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	(5.91%)
Burnham Financial Industries Fund | Class A, C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Financial Industries Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND	bit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 26 of this prospectus and the “Purchase and Redemption of Shares” section on page 23 of the funds’ Statement of Additional Information (the “SAI”).
Expense Breakpoint Discounts	bit_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 26 of this prospectus and the “Purchase and Redemption of Shares” section on page 23 of the funds’ Statement of Additional Information (the “SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fee Table Shareholder Fees (paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual return and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
PORTFOLIO TURNOVER	bit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 148% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector (unlike the Burnham Financial Services Fund, which is also described in this prospectus and invests primarily in financial services companies that have market capitalizations of less than $800 million). The fund may invest in companies in the financial services sector of any size and the portion invested in small, medium or large companies is expected to vary over time based on the subadviser’s view as to how to achieve the fund’s objective. As a result, the fund at times may have an average market capitalization that is similar to the Burnham Financial Services Fund. As of the date of this prospectus, the average market capitalization of the fund’s holdings is approximately $1.6 billion. The fund’s average market capitalization may vary depending on market conditions and may at times be below $1.6 billion. Because the fund is non-diversified, the fund may also have larger positions in smaller capitalization companies due to market conditions. Investing in smaller capitalization companies may allow the fund to capitalize on merger and acquisition activity involving regional banking and savings institutions. The fund considers all of the following as part of the financial services sector:

• Regional and money center banks

• Insurance companies

• Home, auto and other specialty finance companies

• Securities brokerage firms and electronic trading networks

• Investment management and advisory firms

• Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

• Thrift and savings banks

• Financial conglomerates

• Foreign financial service companies

• Electronic transaction processors for financial services companies

• Real estate investment trusts

• Depository institutions

• Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

The fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified funds. Notwithstanding its non-diversified status, with respect to 50% of its total assets, the fund may invest in securities of not more than one issuer (or any combination of issuers) limited in respect to an amount not greater in value than 25% of its total assets and, in addition to the foregoing, in securities of not more than two issuers, each limited in respect to an amount not greater in value than 12.5% of its total assets and, with respect to the remaining 50% of its total assets, the fund may not invest in securities of any single issuer (other than the U.S. Government, its agencies and instrumentalities) limited in respect to an amount not greater in value than 5% of its total assets.

The fund may use futures and options on securities, indices and other derivatives to hedge against market changes or as a substitute for securities transactions. The fund may use derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. Selling short may serve to hedge the fund’s long portfolio in periods of market decline and to use negative information about companies gained from the adviser’s research to the fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector (unlike the Burnham Financial Services Fund, which is also described in this prospectus and invests primarily in financial services companies that have market capitalizations of less than $800 million).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

• Derivative Instruments Risk – Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The fund may lose more than its initial investment. If the fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

• Covered Call Options Risk – Investments in covered call options involve certain risks. These risks include limited gains and lack of liquidity of the underlying stock.

• Covered Put Options Risk – Investments in covered put options involve certain risks. These risks include the risk of loss if fair value of the underlying securities declines and limited gains.

• Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

• Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines. There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

• Small- and Mid-Capitalization Companies Risk – Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks, which may make these securities difficult to value and to sell. As a result, some of the fund’s small cap holdings may be considered or become illiquid. Such companies also may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

• Non-Diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.

• Short Sale Risk – Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the fund. In addition, selling short magnifies the potential for both gain and loss to the fund and its shareholders. If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. By contrast, the fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.
PAST PERFORMANCE	bit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-874-3863
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Return for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.67% in the 2nd Quarter of 2009 Worst Quarter: (20.09)% in the 3rd Quarter of 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table presents the fund’s average annual returns for 1- and 5-year periods and since inception for each share class compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses.
Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2011)
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares; after-tax returns for Class C shares will vary.
Burnham Financial Industries Fund | Class A, C Shares | Class A
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.90%	[10]
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Short sale dividend and interest expenses	rr_Component1OtherExpensesOverAssets	0.64%	[11]
Remainder other expenses	rr_Component2OtherExpensesOverAssets	0.91%	[12]
Other expenses	rr_OtherExpensesOverAssets	1.55%	[11],[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[12]
Total Annual Fund Operating Expenses After Expense Recoupment	rr_NetExpensesOverAssets	2.63%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	753
3 years	rr_ExpenseExampleYear03	1,300
5 years	rr_ExpenseExampleYear05	1,872
10 years	rr_ExpenseExampleYear10	3,418
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 year	rr_ExpenseExampleNoRedemptionYear01	753
3 years	rr_ExpenseExampleNoRedemptionYear03	1,300
5 years	rr_ExpenseExampleNoRedemptionYear05	1,872
10 years	rr_ExpenseExampleNoRedemptionYear10	3,418
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	8.38%
2006	rr_AnnualReturn2006	16.74%
2007	rr_AnnualReturn2007	(1.04%)
2008	rr_AnnualReturn2008	(6.99%)
2009	rr_AnnualReturn2009	31.00%
2010	rr_AnnualReturn2010	2.41%
2011	rr_AnnualReturn2011	(15.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.09%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Burnham Financial Industries Fund | Class A, C Shares | Class C
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.90%	[10]
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Short sale dividend and interest expenses	rr_Component1OtherExpensesOverAssets	0.64%	[11]
Remainder other expenses	rr_Component2OtherExpensesOverAssets	0.92%	[12]
Other expenses	rr_OtherExpensesOverAssets	1.56%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.46%
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[12]
Total Annual Fund Operating Expenses After Expense Recoupment	rr_NetExpensesOverAssets	3.33%	[12]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C with redemption
1 year	rr_ExpenseExampleYear01	336
3 years	rr_ExpenseExampleYear03	1,050
5 years	rr_ExpenseExampleYear05	1,787
10 years	rr_ExpenseExampleYear10	3,730
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C without redemption
1 year	rr_ExpenseExampleNoRedemptionYear01	436
3 years	rr_ExpenseExampleNoRedemptionYear03	1,050
5 years	rr_ExpenseExampleNoRedemptionYear05	1,787
10 years	rr_ExpenseExampleNoRedemptionYear10	3,730
Burnham Financial Industries Fund | Class A, C Shares | Total Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Total Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	(15.26%)
5 years	rr_AverageAnnualReturnYear05	0.91%
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception date:	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
Burnham Financial Industries Fund | Class A, C Shares | Total Return Before Taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS C SHARES
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	(15.85%)
5 years	rr_AverageAnnualReturnYear05	0.20%
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception date:	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
Burnham Financial Industries Fund | Class A, C Shares | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 year	rr_AverageAnnualReturnYear01	(21.14%)	[8]
5 years	rr_AverageAnnualReturnYear05	(1.71%)	[8]
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[8]
Inception date:	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004	[8]
Burnham Financial Industries Fund | Class A, C Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS A SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	(12.38%)	[8]
5 years	rr_AverageAnnualReturnYear05	(0.80%)	[8]
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	3.42%	[8]
Inception date:	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004	[8]
Burnham Financial Industries Fund | Class A, C Shares | The KBW Bank Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The KBW Bank Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(23.18%)
5 years	rr_AverageAnnualReturnYear05	(17.46%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	(8.30%)
Inception date:	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
Burnham Financial Industries Fund | Class A, C Shares | Morningstar Financial Sector Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Financial Sector Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(15.12%)
5 years	rr_AverageAnnualReturnYear05	(10.18%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	(2.07%)
Inception date:	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
Burnham Financial Industries Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Burnham Financial Industries Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND	bit_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fee Table Shareholder Fees (paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The ratios of Annual Fund Operating Expenses in this table do not match those found in the "Financial Highlights" section of this prospectus (the "Expense Ratios") because the Expense Ratios reflect the current operating expenses of the fund and do not include ratios of acquired fund fees and expenses, which are expenses incurred indirectly by the fund as a result of its investment in other funds.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Class I shares of this fund are not subject to sales load or other fee upon redemption. This means that your cost for each period would be the same whether or not you sell your Class I shares at the end of a period.
PORTFOLIO TURNOVER	bit_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 148% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector (unlike the Burnham Financial Services Fund, which is also described in this prospectus and invests primarily in financial services companies that have market capitalizations of less than $800 million). The fund may invest in companies in the financial services sector of any size and the portion invested in small, medium or large companies is expected to vary over time based on the subadviser’s view as to how to achieve the fund’s objective. As a result, the fund at times may have an average market capitalization that is similar to the Burnham Financial Services Fund. As of the date of this prospectus, the average market capitalization of the fund’s holdings is approximately $1.6 billion. The fund’s average market capitalization may vary depending on market conditions and may at times be below $1.6 billion. Because the fund is non-diversified, the fund may also have larger positions in smaller capitalization companies due to market conditions. Investing in smaller capitalization companies may allow the fund to capitalize on merger and acquisition activity involving regional banking and savings institutions. The fund considers all of the following as part of the financial services sector:

• Regional and money center banks

• Insurance companies

• Home, auto and other specialty finance companies

• Securities brokerage firms and electronic trading networks

• Investment management and advisory firms

• Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

• Thrift and savings banks

• Financial conglomerates

• Foreign financial service companies

• Electronic transaction processors for financial services companies

• Real estate investment trusts

• Depository institutions

• Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

The fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified funds. Notwithstanding its non-diversified status, with respect to 50% of its total assets, the fund may invest in securities of not more than one issuer (or any combination of issuers) limited in respect to an amount not greater in value than 25% of its total assets and, in addition to the foregoing, in securities of not more than two issuers, each limited in respect to an amount not greater in value than 12.5% of its total assets and, with respect to the remaining 50% of its total assets, the fund may not invest in securities of any single issuer (other than the U.S. Government, its agencies and instrumentalities) limited in respect to an amount not greater in value than 5% of its total assets.

The fund may use futures and options on securities, indices and other derivatives to hedge against market changes or as a substitute for securities transactions. The fund may use derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market and security movements. The fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. Selling short may serve to hedge the fund’s long portfolio in periods of market decline and to use negative information about companies gained from the adviser’s research to the fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector (unlike the Burnham Financial Services Fund, which is also described in this prospectus and invests primarily in financial services companies that have market capitalizations of less than $800 million).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

• Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

• Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

• Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful.

• Derivative Instruments Risk – Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The fund may lose more than its initial investment. If the fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

• Covered Call Options Risk – Investments in covered call options involve certain risks. These risks include limited gains and lack of liquidity of the underlying stock.

• Covered Put Options Risk – Investments in covered put options involve certain risks. These risks include the risk of loss if fair value of the underlying securities declines and limited gains.

• Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

• Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines. There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

• Small- and Mid-Capitalization Companies Risk – Historically, stock of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks, which may make these securities difficult to value and to sell. As a result, some of the fund’s small cap holdings may be considered or become illiquid. Such companies also may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

• Non-Diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.

• Short Sale Risk – Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the fund. In addition, selling short magnifies the potential for both gain and loss to the fund and its shareholders. If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. By contrast, the fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Risk Lose Money [Text]	rr_RiskLoseMoney	Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Non-Diversification Risk – Matters affecting the stock price of a single company in which the fund invests may have a greater impact on the fund’s share price than in a diversified fund. Such non-diversification will increase the volatility of the value of the fund’s portfolio investments.
PAST PERFORMANCE	bit_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The fund’s performance figures in the table below assume that all distributions were reinvested in the fund and reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual total returns of the fund’s Class A shares for each full calendar year since inception.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained on the funds’ website at www.burnhamfunds.com or by calling 1-800-874-3863.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.burnhamfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-874-3863.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Return For Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.67% in the 2nd Quarter of 2009 Worst Quarter: (20.09)% in the 3rd Quarter of 2010
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table presents the fund’s average annual returns for 1-year period and since inception for Class I shares, compared to those of recognized U.S. common stock indices. The fund’s performance figures assume that all distributions were reinvested in the fund.
Caption	rr_AverageAnnualReturnCaption	(For the following periods ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Burnham Financial Industries Fund | Class I Shares | Class A
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	8.38%
2006	rr_AnnualReturn2006	16.74%
2007	rr_AnnualReturn2007	(1.04%)
2008	rr_AnnualReturn2008	(6.99%)
2009	rr_AnnualReturn2009	31.00%
2010	rr_AnnualReturn2010	2.41%
2011	rr_AnnualReturn2011	(15.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.09%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
Burnham Financial Industries Fund | Class I Shares | Class I
Fee Table Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum redemption fee (% of redemption proceeds)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.90%	[10]
Short sale dividend and interest expenses	rr_Component1OtherExpensesOverAssets	0.24%	[1],[13]
Remainder other expenses	rr_Component2OtherExpensesOverAssets	0.59%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%	[14]
Expense Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Expense Recoupment	rr_NetExpensesOverAssets	1.61%	[14]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 year	rr_ExpenseExampleYear01	164
3 years	rr_ExpenseExampleYear03	533
5 years	rr_ExpenseExampleYear05	927
10 years	rr_ExpenseExampleYear10	2,031
Burnham Financial Industries Fund | Class I Shares | Total Return Before Taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS I SHARES
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	(15.08%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	(4.84%)
Inception date:	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2009
Burnham Financial Industries Fund | Class I Shares | Return After Taxes on Distributions | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS I SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 year	rr_AverageAnnualReturnYear01	(23.00%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	(9.40%)
Inception date:	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2009
Burnham Financial Industries Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	CLASS I SHARES
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	(8.37%)	[15]
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	(6.23%)	[15]
Inception date:	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2009	[3]
Burnham Financial Industries Fund | Class I Shares | The KBW Bank Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The KBW Bank Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(23.18%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	(3.11%)
Inception date:	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2009
Burnham Financial Industries Fund | Class I Shares | Morningstar Financial Sector Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Financial Sector Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(15.12%)
10 years/Since Inception	rr_AverageAnnualReturnSinceInception	(2.07%)
Inception date:	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2009

[1]	The ratios of Annual Fund Operating Expenses in this table do not match those found in the "Financial Highlights" section of this prospectus (the "Expense Ratios") because the Expense Ratios reflect the current operating expenses of the fund and do not include ratios of acquired fund fees and expenses, which are expenses incurred indirectly by the fund as a result of its investment in other funds.
[2]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and Rule 12b-1 fees, respectively, and reimburse certain other expenses, to the extent required to reduce "Total Annual Fund Operating Expenses" to 1.59% and 2.34% of the average daily net assets attributable to Class A and Class C shares, respectively. Pursuant to the expense limitation agreement, any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years, provided the fund is able to effect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). This expense limitation agreement is effective for the period beginning May 1, 2012 and will terminate on April 30, 2013, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The after-tax returns are shown only for Class A shares; after-tax returns Class C shares will vary.
[4]	The ratios of Annual Fund Operating Expenses are based on estimates for the year as the share class was not operational as of December 31, 2011. As of the date of this prospectus, Class I shares of the Fund have not yet commenced operations. Therefore, the ratio of "Other expenses" provided in this table is an estimate based on the ratio of "Other expenses" of another class of shares of the Fund, which are not offered in this prospectus, as adjusted for the Class I shares anticipated expenses.
[5]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees, and to reimburse certain other expenses, to the extent required to reduce "Total Annual Fund Operating Expenses" to 1.37% of the average daily net assets attributable to Class I shares. Pursuant to the expense limitation agreement, any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years, provided the fund is able to effect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). This expense limitation agreement is effective for the period beginning May 1, 2012 and will terminate on April 30, 2013, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The after-tax returns are shown only for Class A shares; after-tax returns for Class I shares will vary.
[7]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and Rule 12b-1 fees, respectively, and to reimburse certain expenses, to the extent required to reduce "Total Annual Fund Operating Expenses" to 1.80% and 2.55% of the average daily net assets attributable to Class A and Class C shares, respectively. Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to effect repayment and remain in compliance with applicable expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). The expense limitation agreement is effective for the period beginning May 1, 2012 and will terminate on April 30, 2013, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.
[8]	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class C shares will vary.
[9]	Burnham Asset Management Corp. (the "adviser") and Burnham Securities, Inc. (the "distributor") have agreed to waive all or a portion of their management fees and to reimburse certain expenses, to the extent required to reduce "Total Annual Fund Operating Expenses" to 1.37% of the average daily net assets attributable to Class I shares. Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser and/or distributor to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to effect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). The expense limitation agreement is effective for the period beginning May 1, 2012 and will terminate on April 30, 2013, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.
[10]	The fund pays a management fee consisting of a basic annual fee of 0.90% of the fund's average daily net assets and a performance adjustment based on a rolling 36-month period, resulting in a minimum fee of 0.80% and a maximum fee of 1.00%. For more information, see "Management Fees."
[11]	Short sale dividends and interest expenses on securities sold short are treated as an expense and increase the fund's expense ratio, although no cash is received or paid by the fund. "Net annual operating expenses" were 1.99% for Class A and 2.69% for Class C. Short sale dividend expenses and interest expenses will vary and may be either greater than or less than the amount disclosed.
[12]	Burnham Asset Management Corp. (the "adviser") has agreed to reimburse certain expenses to the extent required to reduce "Other expenses" to 0.65% of the average daily net assets attributable to Class A and Class C shares. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends and interest expenses, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser to a fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to effect repayment and remain in compliance with the expense limitation. The expense limitation agreement is effective for the period beginning May 1, 2012 and will terminate on April 30, 2013, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.
[13]	Short sale dividends and interest expenses on securities sold short are treated as an expense and increase the fund's expense ratio, although no cash is received or paid by the fund. The amount of short sale dividends and interest expenses was 0.47% of the average net assets of Class I for fiscal year 2011. Excluding such short sale dividends, "Other expenses" were 0.63% for Class I and "Net annual operating expenses" were 1.37% for Class I. Short sale dividend expenses and interest expenses will vary and may be either greater than or less than the amount disclosed.
[14]	Burnham Asset Management Corp. (the "adviser") has agreed to reimburse certain expenses to the extent required to reduce "Other expenses" to 0.65% of the average daily net assets attributable to Class I shares. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends and interest expenses, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the "Board") of Burnham Investors Trust (the "Trust"). Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser to a fund are subject to recoupment by the adviser within three years provided the fund is able to effect repayment and remain in compliance with the expense limitation. The expense limitation agreement is effective for the period beginning May 1, 2012 and will terminate on April 30, 2013, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the "Advisory Agreement") is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Trust Board.
[15]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").